Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of the fair value of the BTIG founder shares	The following inputs were used in the PWERM valuation model to determine the fair value of the BTIG Founder Shares:

May 13, 2025
Restricted term (years)	2.50
Risk-free rate	3.97%
Volatility	6.00%
Discount for lack of marketability	2.20%